Income Tax (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax [Abstract]
Schedule of income tax consist
	For the year ended March 31, 2022 (US$)	For the year ended March 31, 2021 (US$)
Current tax expenses	$1,117,861	$371,021
Deferred tax (benefit) / expense	(537,915)	245,872
Income tax expense	$579,946	$616,893

Schedule of consolidated statement of comprehensive income
	For the year ended March 31, 2022 (US$)	For the year ended March 31, 2021 (US$)
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$(253,425)	$253,940
Total	$(253,425)	$253,940

Schedule of current and deferred tax
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Accounting profit before tax	$176,911	$1,767,508
Less: Net loss of the Lytus BVI and non-taxable profit of GHSI	(1,421,362)	(228,563)
Net Accounting profit	1,598,273	1,996,071
At Indian statutory income tax rate of 25.17%	402,286	502,407
Accelerated tax depreciation	537,958	(274,803)
Others mainly timing differences	-	23,415
Non-deductible expenses net	177,617	120,002
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$1,117,861	371,021

Schedule of financial statement
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Opening balance	$2,313,098	2,005,748
Current income tax accrual	1,117,861	$371,021
Exchange rate difference	(103,837)	(52,137)
Taxes paid/adjustments	—	(11,534)
Reversed on deconsolidation of a subsidiary	(21,814)	—
Closing balance of current income taxes payables	$3,305,308	$2,313,098

Schedule of deferred tax
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Deferred tax assets
Acquired in business combination	$—	$—
Accelerated depreciation on tangible and intangible assets	—	64,922
Temporary timing differences	22,878	23,415
Foreign currency translations of foreign subsidiary	103,746	357,171
Exchange rate difference	—	(3,004)
On change of rates from 22.88% to 25.17%	—	5,283
Total deferred tax assets	$126,624	$447,787
Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	$1,599,108	$2,188,432
Foreign currency translations of foreign subsidiary	—	—
Exchange rate difference	(65,465)	(51,366)
Total deferred tax liabilities	$1,533,643	$2,137,066

Schedule of reconciliation of deferred tax (liabilities)/asset net
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Opening balance	$(1,689,279)	(1,750,995)
Tax expense during the period recognised in profit & loss	537,958	$(269,284)
Exchange rate difference	73,149	48,362
Tax expenses during the period recognised in other comprehensive income	(253,425)	253,940
Temporary timing differences	—	28,698
Reversed on deconsolidation of a subsidiary	(75,423)	—
Acquired in business combination	—	—
Total deferred tax (liabilities)/assets net	$(1,407,020)	$(1,689,279)